Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable [Abstract]
Notes Payable

Note 5 – Notes Payable

Notes payable as of March 31, 2026 and December 31, 2025 is as follows:

	Outstanding Principal as of March 31, 2026	Outstanding Principal as of December 31, 2025	Interest Rate	Original Maturity Date
The June 13, 2020 Loan	$-	$57,913	3.75%	June 2050
The April 20 2023 Loan Agreement	25,433	31,213	18%	June 2026
The May 31, 2024 Loan Agreement	44,317	55,000	15%	June 2026
The December 30, 2024 Loan Agreement	-	23,965	20%	February 2026
The February 27, 2025 Loan Agreement	-	361,143	18%	February 2026
The June 1, 2025 Loan	-	81	-%	December 2026
The July 23, 2025 Loan Agreement	-	358	-%	January 2027
The October 1, 2025 Loan Agreement	-	18,677	-%	April 2027
The January 5, 2026 Loan Agreement	4,908	-	-%	January 2027
The January 29, 2026 Loan Agreement	94,110	-	20%	July 2026
The February 9, 2026 Loan Agreement	50,593	-	-%	August 2027
	219,361	548,350
Less: Debt Discount	(21,987)	(8,164)
Total Debt	197,374	540,186
Less: Current Debt	(151,515)	(467,962)
Total Long Term Debt	$45,859	$72,224

The June 13, 2020 Loan Agreement

On June 13, 2020, Flewber Global, Inc. received a loan of $63,800 from the United States’ Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). This loan was assumed by the Company on February 27, 2025 as part of the acquisition of Flewber Global, Inc.

This loan accrues interest at 3.75% per annum. The balance of principal and interest will be fully repaid thirty years from the date the loan was received. Future payments of $3,732 will be made each year, in the form of monthly payments of $311 until the principal balance is fully repaid. During the three months ended March 31, 2026 and March 31, 2025, the Company recorded $384 and $200 in interest expense, respectively.

In connection with the sale of Fly Flyte Inc., Note 10 – Acquisitions, Investments and Disposals, on March 9, 2026 the SBA loan, with a carrying value of $57,291, was derecognized upon the divestiture, as the obligor under the note was the entity included in the disposal group. All accrued interest had been paid prior to the closing, and no material accrued interest remained outstanding at the date of sale. Upon the loss of control and deconsolidation of the divested entity in accordance with ASC 810-10-40, the note was removed from the Company’s condensed consolidated balance sheet, and its carrying value was included in the net assets disposed of in the determination of the loss on sale. Accordingly, as of December 31, 2025, the SBA note was outstanding, but as of March 31, 2026, it was no longer outstanding.

The Second September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Second September 2022 Loan Agreement”) with a lender (the “First September 2022 Lender”), whereby the Second September 2022 Lender issued the Company a promissory note of $876,000 (the “Second September 2022 Note”). The Company received cash proceeds of $272,614 and rolled the remaining $303,386 of principal from the First May 2022 Loan Agreement. Pursuant to the Second September 2022 Loan Agreement, the Second September 2022 Note has a flat interest fee of $321,637, for an effective interest rate of 100%. The maturity date of the Second September 2022 Note was May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payments of $27,375. The Second September 2022 Note is secured by officers of the Company. On June 23, 2023, the Company and the Second September 2022 Lender executed an agreement amending the payment terms and extending the Second September 2022 Maturity Date to December 31, 2023.

On June 13, 2025, the Company entered into a Settlement Agreement with the Second September 2022 Lender, whereby the Company agreed to make a payment of $2,500 by June 13, 2025, and two subsequent payments of $25,000 to close out the remaining note.

On July 9, 2025, the Company amended the Settlement Agreement with the Second September 2022 Lender, whereby the Second September 2022 Lender agreed to a payment of $40,000 and forgive the remainder of the note.

During the year ended December 31, 2025, the Company paid $65,000 towards the Second September 2022 Note and entered into a settlement agreement with the lender for the remaining balance, resulting in a gain on settlement of debt of $343,625.

During the three months ended March 31, 2026 and March 31, 2025, the Company recorded $0 in accretion of debt discount, respectively. As of March 31, 2026 and December 31, 2025, this note was no longer outstanding.

The April 20 2023 Loan Agreement

On April 20, 2023, the Company entered into a loan agreement with Arthur Rosen, a director of the Company since August 2025, pursuant to which Mr. Rosen issued the Company a promissory note in the principal amount of $130,000 at an interest rate of 18% per annum. The note has been extended multiple times and currently matures June 30, 2026. See Note 7 – Related Party for additional information regarding this note, including modification history and associated warrant issuances.

The April 5th, 2024 Loan Agreement

On April 5, 2024, the Company entered into a promissory note agreement (the “April 5 Loan Agreement”) with a lender (“April 5 lender”), whereby the April 5 lender issued the Company a promissory note of $56,250 (the “April 5 Note”). The original maturity date of the April 5 Note is February 15, 2025. This note has a flat interest fee of 15%. During the three months ended March 31, 2026 and 2025, the Company recorded $0 and $1,228 in interest expense, respectively. As of March 31, 2026 and December 31, 2025, the balance of accrued interest was $0.

The Company recorded a $11,250 debt discount relating to an original issue discount and debt issuance costs of $5,000. The debt discount is being accreted over the life of the note. During the three months ended March 31, 2026 and 2025, the Company recorded $0 and $2,366 in accretion of debt discount, respectively. The debt discount was fully amortized as of December 31, 2025.

On December 4, 2024, the Lender agreed to extend the note’s maturity date to March 31, 2025.

On August 14, 2025, the Lender and the Company reached a Settlement Agreement, whereby the Lender agreed to accept $60,000 to satisfy all remaining principal, interest and penalties due. The Company paid this settlement amount on August 14, 2025. As of March 31, 2026 and December 31, 2025, this note was no longer outstanding.

The May 3rd, 2024 Loan Agreement

On May 3, 2024, the Company entered into a promissory note agreement (the “May 3 Loan Agreement”) with a lender (“May 3 lender”), whereby the May 3 lender issued the Company a convertible promissory note of $60,000 (the “May 3rd Note”). This note does not accrue interest. The May 3 Note has a maturity date of May 3, 2025.

The Company recorded a $24,600 debt discount relating to an original issue discount and debt issuance costs of $2,400. The debt discount is being accreted over the life of the note. During the three months ended March 31, 2026 and 2025, the Company recorded $0 and $8,276 in accretion of debt discount, respectively. As of March 31, 2026 and December 31, 2025, the discount had been fully amortized.

On July 7, 2025, the Company and the May 3 Loan Agreement Lender agreed to settle the outstanding balance of the note with a $11,000 cash payment against the balance and forgave the remainder of the balance. This note was no longer outstanding as of March 31, 2026 and December 31, 2025.

The May 31, 2024 Loan Agreement

On May 31, 2024, the Company entered into a promissory note agreement (the “May 31 Loan Agreement”) with a lender (the “May 31 Lender”) whereby the May 31 Lender issued the Company a promissory note in the amount of $60,000. The Maturity Date of the note is May 31, 2025. The Company recorded debt issuance costs of $1,800 for an original issue discount. The debt discount is being accreted over the life of the note. The principal of the note shall be due and payable in full on the Maturity Date. During the three months ended March 31, 2026 and 2025, the Company recorded $0 and $620, respectively, in accretion of debt issuance costs. The debt issuance costs have been fully amortized as of March 31, 2026 and December 31, 2025.

The note has a flat interest fee of 15%. During the three months ended March 31, 2026 and 2025, the Company recorded $1,828 and $2,072, respectively, in interest expense. As of March 31, 2026 and December 31, 2025, the balances of accrued interest were $328 and $11,267, respectively.

On January 12, 2026, the Company entered into a settlement agreement with the May 31, 2024 Loan Agreement Lender, whereby the Company agreed to pay $46,899 over a period of six monthly installments through June 2026. Upon completion of the full settlement payment, the remainder of the balance shall be forgiven and the loan will be completed. As of March 31, 2026 and December 31, 2025, the note was outstanding and the Company is current on its settlement installment payments.

The August 20th, 2024 Loan Agreement

On August 20, 2024, the Company entered into a loan agreement (the “August 20 Loan Agreement”) with a lender (the “August 20 Lender”), whereby the August 20 Lender issued the Company a promissory note of $15,415 (the “August 20 Note”). The estimated term of the August 20 Note was approximately 181 days, or February 17, 2025, based on the Lender’s projection of daily collections at 10% of the Company’s receivables until the total payment amount was satisfied. Although payments continued beyond the estimated 181-day period, the note remained in good standing, all payment obligations were satisfied, and the note did not go into default.

The Company recorded debt issuance costs of $1,615. The debt discount is being accreted over the life of the note. During the three months ended March 31, 2026 and March 31, 2025, the Company recorded $0 and $428 in accretion of debt discount, respectively. As of March 31, 2026 and December 31, 2025, the discount had been fully amortized.

As of March 31, 2026 and December 31, 2025, this note is no longer outstanding.

The October 18, 2024 Loan Agreement

On October 18, 2024, the Company entered into a loan agreement (the “October 18 Loan Agreement”) with a lender (the “October 18 Lender”), whereby the October 18 Lender issued the Company a promissory note of $43,041 (the “October 18 Note”). The maturity date of the October 18 Note is April 18, 2025 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,782. The note does not accrue interest.

The Company recorded debt issuance costs of $3,841. The debt discount is being accreted over the life of the note. During the three months ended March 31, 2026 and March 31, 2025, the Company recorded $0 and $3,364 in accretion of debt discount. As of March 31, 2026 and December 31, 2025, the discount had been fully amortized.

As of March 31, 2026 and December 31, 2025, this note is no longer outstanding.

The December 30, 2024 Loan Agreement

On December 30, 2024, the Company entered into a loan agreement with Jeremy Frommer, Chief Executive Officer, consolidating three prior notes into a single promissory note with a principal amount of $117,614 at an interest rate of 20% per annum. The note matured February 28, 2026 and entered into default; on March 30, 2026, the outstanding principal and accrued interest were repaid in full and the lender waived all default interest and penalties. This note is no longer outstanding as of March 31, 2026. See Note 7 – Related Party for additional information regarding this note.

The February 4, 2025 Loan Agreement

On February 4, 2025, Flewber Global, Inc. entered into a Loan Agreement (the “February 4, 2025 Loan Agreement”) with a lender (the “February 4, 2025 Lender”) whereby the February 4, 2025 Lender issued the Company a promissory note of $67,500 (the “February 4, 2025 Note”). The note has a maturity date of December 31, 2025.

Prior to February 27, 2025, Flewber Global, Inc. repaid $2,500 towards the principal of this note. On February 27, 2025, the outstanding note balance of $65,000 became a liability of the Company via the acquisition of Flewber Global, Inc.

On November 13, 2025, the Lender agreed to a $25,000 cash payment against the balance, and to convert the remainder of the balance to 200 shares of Series A preferred stock, for a consideration value of $24,000.

During the three months ended March 31, 2026 and March 31, 2025, the Company recorded $0 in interest expense, respectively. As of March 31, 2026 and December 31, 2025, this note is no longer outstanding.

The June 1, 2025 Loan Agreement

On June 1, 2025, the Company entered into a loan agreement (the “June 1, 2025 Loan Agreement”) with a lender (the “June 1, 2025 Lender”), whereby the June 1, 2025 Lender issued the Company a promissory note of $44,871 (the “June 1, 2025 Note”). The maturity date of the June 1, 2025 Note is December 1, 2026 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,986. The note does not accrue interest.

The Company recorded debt issuance costs of $4,771. The debt discount is being accreted over the life of the note. During the three months ended March 31, 2026 and 2025, the Company recorded $3,439 and $0 in accretion of debt discount, respectively. As of March 31, 2026, the debt discount balance was $0 and as of December 31, 2025, the debt discount balance was $3,439. During the three months ended March 31, 2026, the remaining balance of $81 was fully repaid. As of March 31, 2026, this note is no longer outstanding and as of December 31, 2025, this note was outstanding.

The First June 4, 2025 Loan Agreement

On June 4, 2025, the Company entered into a loan agreement (the “First June 4, 2025 Loan Agreement”) with a lender (the “First June 4, 2025 Lender”) whereby the First June 4, 2025 Lender issued the Company a promissory note of $12,500 (the “First June 4, 2025 Notes”). The note has a maturity date of June 30, 2025.

As additional consideration, the First June 4, 2025 Lender was issued 37,500 5-year warrants to purchase the Company’s common stock at an exercise price of $1.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,477 to the debt instrument (52%) and $6,023 to the warrants (48%). The Company recorded a $6,023 debt discount over the life of the note. During the three months ended March 31, 2026 and March 31, 2025, the Company recorded $0 in accretion of debt discount, respectively. As of March 31, 2026 and December 31, 2025 the discount has been fully amortized.

As March 31, 2026 and December 31, 2025, this note was no longer outstanding.

The June 13, 2025 Loan Agreement

On June 13, 2025, the Company entered into a loan agreement (the “June 13, 2025 Loan Agreement”) with a lender (the “June 13, 2025 Lender”) whereby the June 13, 2025 Lender issued the Company a promissory note of $10,000 (the “June 13, 2025 Note”). The note has a maturity date of February 15, 2026, and has repayment rights upon the return of the security deposit of a leased aircraft by the Company or any sale of Fly Flyte, Inc. or Ponderosa Air LLC or its assets.

As additional consideration for the issuance of the promissory note, the Company granted the lender seven complimentary Hops flights on the Company’s aircraft, with a total fair value of $7,805 ($1,115 per flight). The flights are redeemable at the lender’s discretion and are recorded as a flight obligation liability until redeemed under accounts payable and accrued liabilities on the condensed consolidated balance sheets. The full value was recognized as interest expense upon issuance of the note. On September 18, 2025, the Lender agreed to convert the remaining principal balance due on the Note of $100,000 to 134 shares of Series G Preferred Stock.

During the three months ended March 31, 2026 and 2025, the Company recorded $0 in accretion of debt discount, respectively. As of March 31, 2026 and December 31, 2025, the Note was no longer outstanding.

The July 23, 2025 Loan Agreement

On July 23, 2025, the Company entered into a loan agreement (the “July 23, 2025 Loan Agreement”) with a lender (the “July 23, 2025 Lender” whereby the July 23, 2025 Lender issued the Company a promissory note of $7,827. The maturity date of the July 23, 2025 Note is January 23, 2027 (the “Maturity Date”). The note does not accrue interest.

The Company recorded a debt discount of $1,027. The debt discount is being accreted over the life of the note. During the three months ended March 31, 2026 and 2025, the Company recorded $634 and $0 in accretion of debt discount, respectively. As of March 31, 2026 and December 31, 2025, the debt discount balance is $0 and $898, respectively.

As of March 31, 2026, the note is no longer outstanding. As of December 31, 2025 this note was outstanding.

The October 1, 2025 Loan Agreement

On October 1, 2025, the Company entered into a loan agreement (the “October 1, 2025 Loan Agreement”) with a lender, (the “October 1, 2025 Lender”) whereby the October 1, 2025 Lender issued the Company a promissory note of $43,758. The maturity date of the October 1, 2025 Loan Agreement is April 2, 2027 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,862. The note does not accrue interest.

The Company recorded a debt discount of $4,862. The debt discount is being accreted over the life of the note. During the three months ended March 31, 2026 and 2025, the Company recorded $4,090 and $0, respectively, in accretion of debt discount and issuance cost. As of March 31, 2026 and December 31, 2025, the debt discount balance was $0 and $4,090, respectively.

As of March 31, 2026, the note is no longer outstanding. As of December 31, 2025, this note is outstanding.

The January 5, 2026 Loan Agreement

In January 2026, OG Gallery Inc., a subsidiary of the Company, entered into a Merchant Loan Agreement with WebBank (the “Lender”) through the Shopify Capital program. The agreement provides for a loan of $9,200, with a total repayment obligation of $9,963. The $763 difference, representing the cost of funds, was recorded as a debt discount and is being accreted to interest expense over the expected repayment term.

The loan is repaid through daily remittances equal to 25% of the subsidiary’s Shopify sales, applied against the total repayment obligation until paid in full. The agreement has a maximum term of 18 months, with minimum cumulative payments of 30% of the total repayment amount due within six months and 60% due within twelve months. Prepayment is permitted without penalty.

Borrowings are secured by a first-priority lien on substantially all assets of OG Gallery Inc. (excluding real estate) and may be accelerated upon an event of default.

As of March 31, 2026, the debt discount balance was $591, and the Company recorded $172 in accretion of debt discount during the three months ended March 31, 2026. As of March 31, 2026, this note is outstanding.

The February 9, 2026 Loan Agreement

On February 9, 2026, the Company, through a subsidiary, entered into a loan agreement (the “February 9, 2026 Loan Agreement”) with a lender (the “February 9, 2026 Lender”) whereby the February 9, 2026 Lender extended the Company a loan in the principal amount of $55,300 (the “February 9, 2026 Loan”). The loan carries a fixed fee of $5,308, for a total repayment amount of $60,608, and has a final repayment date of August 10, 2027. The loan is repaid through the withholding of 25.00% of the Company’s daily Stripe receivables, with a minimum payment of $6,734 due every 60 days. The loan is secured by the Company’s Stripe account and substantially all of the Company’s business assets. Of the gross proceeds, $8,035 was applied to repay the outstanding balance of a prior financing arrangement, resulting in net loan proceeds of $47,265.

The fixed fee of $5,308 was recorded as a debt discount and is being accreted over the term of the loan. During the three months ended March 31, 2026 and 2025, the Company recorded $485 and $0, respectively, in accretion of debt discount. As of March 31, 2026 the note was outstanding.

The February 13, 2026 Loan Agreement

In February 13, 2026, the Company issued an unsecured promissory note with a lender (the “February 13, 2026 lender”) with a principal balance of $145,000, bearing interest at 12.0% per annum. In connection with the divestiture of Flyte, Note 10 – Acquisitions, Investments and Disposals, the proceeds advanced under the note had been provided by the buyer, and upon closing the note was treated as consideration in the transaction rather than repaid in cash. The note had not been repaid as of the closing date. Accordingly, the $145,000 was applied toward the purchase consideration and the Company was fully released from its obligations under the note, with the resulting effect reflected in the determination of the loss on sale.

Debt Maturities

The entire balance of $45,859 in total long-term debt matures August 2027.

Note 6 – Notes Payable

Notes payable as of December 31, 2025 and 2024 is as follows:

	Outstanding Principal as of December 31, 2025	Outstanding Principal as of December 31, 2024	Interest Rate (%)	Original Maturity Date
The April 2020 PPP Loan Agreement	$-	$198,577	1%	April 2022
The June 13, 2020 Loan Agreement	57,913	-	3.75	June 2050
The Second September 2022 Loan Agreement	-	408,625	-	August 2023
The April 20 2023 Loan Agreement	31,213	41,213	-	June 2026
The April 5, 2024 Loan Agreement	-	56,250	-	February 2025
The May 3, 2024 Loan Agreement	-	48,489	-	May 2025
The May 31, 2024 Loan Agreement*	55,000	57,000	15	May 2025
The August 20, 2024 Loan Agreement	-	14,645	-	February 2025
The October 18, 2024 Loan Agreement	-	21,586	-	April 2026
The December 30, 2024 Loan Agreement	23,965	117,615	20	February 2026
The February 27, 2025 Loan Agreement	361,143	-	-	February 2026
The June 1, 2025 Loan Agreement	81	-	-	December 2026
The July 23, 2025 Loan Agreement	358	-	-	January 2027
The October 1, 2025 Loan Agreement	18,677	-	-	April 2027
	548,350	964,000
Less: Debt Discount	(8,164)	(16,000)
Total Debt	540,186	948,000
Less: Current Debt	(467,962)	(926,414)
Total Long Term Debt	$72,224	$21,586

*	In default as of December 31, 2025

The April 2020 PPP Loan Agreement

On April 30, 2020, the Company was granted a loan with a principal amount of $282,432 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020. The Note may be prepaid by the Company at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments.

On July 1, 2025, the SBA forgave the amount due, including interest and penalties, and refunded the Company $86,130 in payments already made. The SBA also furnished the Company with a Zero Balance letter, resulting in a $198,577 gain on settlement of debt.

As of December 31, 2025, this note is no longer outstanding.

The June 13, 2020 Loan Agreement

On June 13, 2020, Flewber Global, Inc. received a loan of $63,800 from the United States’ Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). This loan was assumed by the Company on February 27, 2025 as part of the acquisition of Flewber Global, Inc.

This loan accrues interest at 3.75% per annum. The balance of principal and interest will be fully repaid thirty years from the date the loan was received. Future payments of $3,732 will be made each year, in the form of monthly payments of $311 until the principal balance is fully repaid.

Between the acquisition of Flewber Global, Inc. and December 31, 2025, the note accrued $1,304 in interest.

Between the acquisition of Flewber Global, Inc. and December 31, 2025, the Company repaid $3,110 in principal and $0 in interest towards the balance of this note.

As of December 31, 2025, this note is outstanding.

The Second September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Second September 2022 Loan Agreement”) with a lender (the “First September 2022 Lender”), whereby the Second September 2022 Lender issued the Company a promissory note of $876,000 (the “Second September 2022 Note”). The Company received cash proceeds of $272,614 and rolled the remaining $303,386 of principal from the First May 2022 Loan Agreement. Pursuant to the Second September 2022 Loan Agreement, the Second September 2022 Note has a flat interest fee of $321,637, for an effective interest rate of 100%. The maturity date of the Second September 2022 Note was May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payments of $27,375. The Second September 2022 Note is secured by officers of the Company. On June 23, 2023, the Company and the Second September 2022 Lender executed an agreement amending the payment terms and extending the Second September 2022 Maturity Date to December 31, 2023.

On June 13, 2025, the Company entered into a Settlement Agreement with the Second September 2022 Lender, whereby the Company agreed to make a payment of $2,500 by June 13, 2025, and two subsequent payments of $25,000 to close out the remaining note.

On July 9, 2025, the Company amended the Settlement Agreement with the Second September 2022 Lender, whereby the Second September 2022 Lender agreed to a payment of $40,000 and forgive the remainder of the note.

During the year ended December 31, 2025, the Company paid $65,000 towards this note and recorded a gain on settlement of debt of $343,625.

As of December 31, 2025, this note is no longer outstanding.

The April 20 2023 Loan Agreement

On April 20, 2023, the Company entered into a loan agreement (the “April 2023 Loan Agreement”) with Arthur Rosen, who would subsequently, in August 2025, be named a director of the Company (the “April 2023 Lender”), whereby Mr. Rosen issued the Company a promissory note of $130,000 (the “April 2023 Note”). Pursuant to the April 2023 Loan Agreement, the April 2023 Note has an effective interest rate of 18%. The maturity date of the April 2023 Note was April 26, 2023 (the “April 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2023 Loan Agreement were due.

In May 2024, Mr. Rosen agreed to extend the maturity date of the April 2023 Note until December 28, 2024 in exchange for warrants to purchase 3,778 shares of the Company’s common stock at an exercise price of $35.00, together valued at $177,560.

The May 2024 modification of the note was accounted for as a debt modification under ASC 470-50, with no gain or loss recognized and the carrying amount of the note unchanged. The fair value of the warrants issued ($177,560) was recorded as an additional debt discount. The full amount of this debt discount was amortized during the year ended December 31, 2024, which is included within Accretion of debt discount and issuance cost on the Consolidated Statements of Operations.

On December 30, 2024, the Lender agreed to extend the maturity date of the April 2023 Note until March 31, 2025. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On July 8, 2025, the Lender agreed to extend the maturity date of the April 2023 Note to December 31, 2025. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On December 30, 2025, the Lender agreed to extend the maturity date of the April 2023 Note to June 30, 2026. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

As of December 31, 2025 and 2024, the Loan had a principal balance of $31,213 and $41,213 respectively and interest balance of $3,024 and $7,521, respectively. During the years ended December 31, 2025 and 2024, the note accrued $5,503 and $7,521 in interest, respectively.

During the year ended December 31, 2025, the Company paid $10,000 in principal and $10,000 in interest towards the note.

As of December 31, 2025, this note is outstanding.

The April 5th, 2024 Loan Agreement

On April 5, 2024, the Company entered into a promissory note agreement (the “April 5 Loan Agreement”) with a lender (“April 5 lender”), whereby the April 5 lender issued the Company a promissory note of $56,250 (the “April 5 Note”). The original maturity date of the April 5 Note is February 15, 2025. This note has a flat interest fee of 15%.

The Company recorded a $11,250 debt discount relating to an original issue discount and debt issuance costs of $5,000, both of which were amortized across the life of the note. In 2025 and 2024, the Company recorded $2,366 and $13,884 in accretion of debt discount and issuance cost, respectively. The debt discount was fully amortized as of December 31, 2025.

On December 4, 2024, the Lender agreed to extend the note’s maturity date to March 31, 2025.

As of December 31, 2024, the Loan had a principal balance of $56,250 and an interest balance of $7,209. During the year ended December 31, 2025 and 2024, the note accrued $1,228 and $7,209 in interest, respectively.

On August 14, 2025, the Lender and the Company reached a Settlement Agreement, whereby the Lender agreed to accept $60,000 to satisfy all remaining principal, interest and penalties due. The Company paid this settlement amount on August 14, 2025, resulting in a gain on settlement of debt of $4,687.

As of December 31, 2025, this note is no longer outstanding.

The May 3rd, 2024 Loan Agreement

On May 3, 2024, the Company entered into a promissory note agreement (the “May 3 Loan Agreement”) with a lender (“May 3 lender”), whereby the May 3 lender issued the Company a convertible promissory note of $60,000 (the “May 3rd Note”). This note does not accrue interest. The May 3 Note has a maturity date of May 3, 2025.

The Company recorded a $24,600 debt discount relating to an original issue discount and debt issuance costs of $2,400, both of which were amortized across the life of the note. In 2025 and 2024, the Company recorded $9,099 and $17,901 in accretion of debt discount and issuance cost, respectively. The debt discount was fully amortized as of December 31, 2025.

During the years ended December 31, 2025 and 2024, the Company paid $40,800 and $38,511 in principal towards this note.

On July 7, 2025, the Company and the May 3 Lender agreed to settle the note with a $11,000 cash payment against the balance and forgave the remainder of the balance, resulting in a gain on settlement of debt of $7,689.

As of December 31, 2025, this note is no longer outstanding.

The May 31, 2024 Loan Agreement

On May 31, 2024, the Company entered into a promissory note agreement (the “May 31 Loan Agreement”) with a lender (the “May 31 Lender”) whereby the May 31 Lender issued the Company a promissory note in the amount of $60,000. The Maturity Date of the note is May 31, 2025. The principal of the note shall be due and payable in full on the Maturity Date.

This note has a flat interest fee of 15%.

The Company recorded debt issuance costs of $1,800 for an original issue discount, amortized over the life of the note. During the years ended 2025 and 2024, the company recorded $745 and $1,055 in accretion of debt discount and issuance cost, respectively. The debt discount has been fully amortized as of December 31, 2025.

During the years ended December 31, 2025 and 2024, the note accrued $6,166 and $5,101 in interest, respectively.

During the years ended December 31, 2025 and 2024, the Company paid $2,000 and $3,000 in principal towards this note.

As of December 31, 2025, this note is in default. Subsequent to December 31, 2025, the Company entered into a Settlement Agreement with the Lender. See Note 15 - Subsequent Events.

The August 20th, 2024 Loan Agreement

On August 20, 2024, the Company entered into a loan agreement (the “August 20 Loan Agreement”) with a lender (the “August 20 Lender”), whereby the August 20 Lender issued the Company a promissory note of $15,415 (the “August 20 Note”). The estimated term of the August 20 Note was approximately 181 days, or February 17, 2025, based on the Lender’s projection of daily collections at 10% of the Company’s receivables until the total payment amount was satisfied. Although payments continued beyond the estimated 181-day period, the note remained in good standing, all payment obligations were satisfied, and the note did not go into default.

The Company recorded a $1,615 debt discount relating to an original issue discount amortized across the life of the note. During the years ended 2025 and 2024, the Company recorded $428 and $1,187 in accretion of debt discount and issuance costs, respectively. The debt discount was fully amortized as of December 31, 2025.

During the years ended December 31, 2025 and 2024, the Company repaid $14,645 and $770, respectively, towards the balance of this note, and the note is paid in full.

As of December 31, 2025, this note is no longer outstanding.

The October 18, 2024 Loan Agreement

On October 18, 2024, the Company entered into a loan agreement (the “October 18 Loan Agreement”) with a lender (the “October 18 Lender”), whereby the October 18 Lender issued the Company a promissory note of $43,041 (the “October 18 Note”). The maturity date of the October 18 Note is April 18, 2025 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,782. The note does not accrue interest.

The Company recorded a $3,841 debt discount relating to an original issue discount, amortized across the life of the note. During the years 2025 and 2024, the Company recorded $3,364 and $477 in accretion of debt discount and issuance costs, respectively. The debt discount was fully amortized as of December 31, 2025.

During the years ended December 31, 2025 and 2024, the Company repaid $21,586 and $21,455 in principal towards this note, and the note is paid in full.

As of December 31, 2025, this note is no longer outstanding.

The December 30, 2024 Loan Agreement

On December 30, 2024, the Company entered into a Loan Agreement with CEO Jeremy Frommer, where the Company consolidated the outstanding notes with Mr. Frommer (the February 22 Loan Agreement, the March 26 Loan Agreement, and the June 13 Loan Agreement). The Company issued the promissory note with a principal amount of $117,615, the sum of the balances of the three consolidated notes. The note has a maturity date of February 28, 2026.

The Company accrues interest at the rate of 20% per annum on the outstanding balance of the note. During the years ended December 31, 2025 and 2024, this note accrued $13,943 and $64 of interest, respectively.

On March 30, 2025, the Lender agreed to extend the maturity date of the December 30, 2024 Note until February 28, 2026.

During the year ended December 31, 2025, the Company paid $93,649 in principal and $14,007 in interest towards the note.

As of December 31, 2025, this note is outstanding.

The February 4, 2025 Loan Agreement

On February 4, 2025, Flewber Global, Inc. entered into a Loan Agreement (the “February 4, 2025 Loan Agreement”) with a lender (the “February 4, 2025 Lender”) whereby the February 4, 2025 Lender issued the Company a promissory note of $67,500 (the “February 4, 2025 Note”). The note has a maturity date of December 31, 2025.

Prior to February 27, 2025, Flewber Global, Inc. repaid $2,500 towards the principal of this note. On February 27, 2025, the outstanding note balance of $65,000 became a liability of the Company via the acquisition of Flewber Global, Inc.

Between February 27 and November 13, 2025, the note accrued $4,250 in interest.

Between February 27 and November 13, 2025, the Company paid $20,250 in principal and $4,250 in interest towards this note.

On November 13, 2025, the Lender agreed to a $25,000 cash payment against the balance, and to convert the remainder of the balance to 200 shares of Series A preferred stock, for a consideration value of $24,000.

As of December 31, 2025, this note is no longer outstanding.

The February 27, 2025 Loan Agreement

On February 27, 2025, as part of the acquisition of Flewber Global, Inc., the Company assumed a demand loan between Flewber Global, Inc. and its CEO, Marc Sellouk in the amount of $365,000. The Company formalized the loan through a written agreement (the “February 27, 2025 Loan Agreement”). The Loan Agreement has a maturity date of February 27, 2026 and accrues interest at a flat monthly rate of $3,000 per month.

During the year ended December 31, 2025, the note accrued $29,984 in interest.

During the year ended December 31, 2025, the Company paid $3,554 in principal and $27,239 towards interest of this note.

As of December 31, 2025, this note is outstanding.

The June 1, 2025 Loan Agreement

On June 1, 2025, the Company entered into a loan agreement (the “June 1, 2025 Loan Agreement”) with a lender (the “June 1, 2025 Lender”), whereby the June 1, 2025 Lender issued the Company a promissory note of $44,871 (the “June 1, 2025 Note”). The maturity date of the June 1, 2025 Note is December 1, 2026 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,986. The note does not accrue interest.

The Company recorded debt issuance costs of $4,771, which is being amortized over the life of the note. In the year ended December 31, 2025, the Company amortized $1,331 of this discount, which was recorded under Accretion of debt discount and issuance cost on the consolidated statements of operations. As of December 31, 2025, the discount balance is $3,440.

During the year ended December 31, 2025, the Company repaid $44,790 towards the principal of this note.

As of December 31, 2025, there is $81 in principal remaining on this note.

The First June 4, 2025 Loan Agreement

On June 4, 2025, the Company entered into a loan agreement (the “First June 4, 2025 Loan Agreement”) with a lender (the “First June 4, 2025 Lender”) whereby the First June 4, 2025 Lender issued the Company a promissory note of $12,500 (the “First June 4, 2025 Notes”). The note had a maturity date of June 30, 2025.

As additional consideration, the First June 4, 2025 Lender was issued 37,500 5-year warrants to purchase the Company’s common stock at an exercise price of $1.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,477 to the debt instrument (52%) and $6,023 to the warrants (48%). The Company recorded a $6,023 debt discount over the life of the note. As of December 31, 2025 the discount has been fully amortized.

During the year ended December 31, 2025, the Company repaid $12,500 towards the principal of this note and satisfied the balance.

As of December 31, 2025, this note is no longer outstanding.

The Second June 4, 2025 Loan Agreement

On June 4, 2025, the Company entered into a loan agreement (the “First June 4, 2025 Loan Agreement”) with Jeremy Frommer, whereby Mr. Frommer issued the Company a promissory note of $12,500 (the “First June 4, 2025 Notes”). The note has a maturity date of June 30, 2025.

As additional consideration, Mr. Frommer was issued 1,875 5-year warrants to purchase the Company’s common stock at an exercise price of $20.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,477 to the debt instrument (52%) and $6,023 to the warrants (48%). The Company recorded a $6,023 debt discount over the life of the note. As of December 31, 2025 the discount has been fully amortized.

During the year ended December 31, 2025, the Company repaid $12,500 towards the principal of this note and satisfied the balance.

As of December 31, 2025, this note is no longer outstanding.

The June 13, 2025 Loan Agreement

On June 13, 2025, the Company entered into a loan agreement (the “June 13, 2025 Loan Agreement”) with a lender (the “June 13, 2025 Lender”) whereby the June 13, 2025 Lender issued the Company a promissory note of $100,000 (the “June 13, 2025 Note”). The note has a maturity date of February 15, 2026, and has repayment rights upon the return of the security deposit of a leased aircraft by the Company or any sale of Fly Flyte, Inc. or Ponderosa Air LLC or its assets.

As additional consideration for the issuance of the promissory note, the Company granted the lender seven complimentary Hops flights on the Company’s aircraft, with a total fair value of $7,805 ($1,115 per flight). The flights are redeemable at the lender’s discretion and are recorded as a flight obligation liability until redeemed under accounts payable and accrued liabilities on the consolidated balance sheet. The full value was recognized as interest expense upon issuance of the note.

On September 18, 2025, the Lender agreed to convert the remaining principal balance due on the Note of $100,000 to 134 shares of Series G Preferred Stock.

As of December 31, 2025, the note is no longer outstanding.

The July 23, 2025 Loan Agreement

On July 23, 2025, the Company entered into a loan agreement (the “July 23, 2025 Loan Agreement”) with a lender (the “July 23, 2025 Lender”) whereby the July 23, 2025 Lender issued the Company a promissory note of $7,827. The maturity date of the July 23, 2025 Note is January 23, 2027 (the “Maturity Date”). The note does not accrue interest.

The Company recorded a debt discount of $1,027, which is being amortized over the life of the note. During the year ended December 31, 2025, the company recorded $392 in accretion of debt discount cost. As of December 31, 2025, the debt discount balance is $634.

During the year ended December 31, 2025, the Company repaid $7,469 towards the principal of this note.

As of December 31, 2025, this note is outstanding.

The October 1, 2025 Loan Agreement

On October 1, 2025, the Company entered into a loan agreement (the “October 1, 2025 Loan Agreement”) with a lender, (the “October 1, 2025 Lender”) whereby the October 1, 2025 Lender issued the Company a promissory note of $43,758. The maturity date of the October 1, 2025 Loan Agreement is April 2, 2027 (the “Maturity Date”). The Company is required to make a minimum payment every 60 days of $4,862. The note does not accrue interest.

The Company recorded a debt discount of $4,862. The debt discount is being accreted over the life of the note. During the year ended December 31, 2025, the company recorded $772 in accretion debt discount issuance cost. As of December 31, 2025, the discount balance is $4,090.

During the year ended December 31, 2025, the Company repaid $25,081 towards the principal of this note.

As of December 31, 2025, this note is outstanding.

The October 21, 2025 Loan Agreement

On October 21, 2025, the Company entered into a loan agreement (the “October 21, 2025 Loan Agreement”) with Jeremy Frommer, whereby Mr. Frommer issued the company a promissory note of $14,000. The note has a maturity date of December 31, 2025. In addition, the company recorded a $12,069 debt discount associated with the issuance of warrants, which is being amortized over the life of the note.

As additional consideration, Mr. Frommer was issued 17,500 5-year warrants to purchase the Company’s common stock at an exercise price of $20.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,931 to the debt instrument (14%) and $12,069 to the warrants (86%).

On October 30, 2025, the Company repaid $14,000 towards the principal of this note and satisfied the balance, at which the debt discount was fully amortized.

As of December 31, 2025, this note is no longer outstanding.

The October 30, 2025 Loan Agreement

On October 30, 2025, the Company entered into a short-term bridge loan agreement (the “October 30, 2025 Loan Agreement”) with a lender, (the “October 30, 2025 Lender”) whereby the October 30, 2025 Lender issued the Company a promissory note of $97,995, prior to the closing of the Uplist Financing. Upon closing of the first tranche of the Uplisting Financing (the “First Tranche of Uplist Financing”), the Company paid $97,995 in cash to the October 30, 2025 Lender, and this note was completed..

The Company recorded a debt discount of $7,614. The debt discount is being accreted over the life of the note. As of December 31, 2025, the discount balance is $0.

As of December 31, 2025, this note is no longer outstanding.

The November 3, 2025 Loan Agreement

On November 3, 2025, the Company entered into a loan agreement (the “November 3, 2025 Loan Agreement”) with Jeremy Frommer, whereby Mr. Frommer issued the Company a promissory note of $12,100. The note has a maturity date of November 15, 2025. In addition, the Company recorded a $10,314 debt discount associated with the issuance of warrants, which is being amortized over the life of the note.

As additional consideration, Mr. Frommer was issued 12,050 5-year warrants to purchase the Company’s common stock at an exercise price of $20.00 per share. The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $1,786 to the debt instrument (15%) and $10,314 to the warrants (85%).

On November 10, 2025, the Company repaid $12,100 towards the principal of this note and satisfied the balance, at which point the debt discount has been fully amortized.

As of December 31, 2025, this note is no longer outstanding.

Debt Maturities

Of the $72,224 in long-term debt, $0 has maturity dates in the year ended December 31, 2026, $14,311 has maturity dates in the year ended December 31, 2027, and the remaining $57,913 matures thereafter.